CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Condensed Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Product sales	$ 38,047	$ 30,020	$ 15,001
Total revenues	43,107	30,168	15,141
Total costs of revenues	15,827	12,557	9,508
Gross Profit	27,280	17,611	5,633
Operating expenses:
Research and development	15,996	14,422	11,470
General and administrative	23,449	23,701	19,661
Acquired in-process research and development		6,555	17,828
Loss (gain) on disposal of assets	2,058	65	(1,152)
Foreign exchange loss (gain)	(3,241)	(321)	1,255
Impairment of intangible assets	8,724		1,537
Total operating expenses	61,312	59,127	58,414
Loss from operations	(34,032)	(41,516)	(52,781)
Non-operating income (expense):
Interest income, net	127	321	866
Other income	44	558	82
Change in fair value of investments	(8,895)	5,660	4,322
Impairment loss of long-term investments		(865)
Income tax expense	(1,980)	0	0
Net loss	(40,257)	(35,842)	(47,511)
Parent Company
Revenues:
Product sales	38,047	30,020	15,001
Intercompany revenue			779
Total revenues	38,047	30,020	15,780
Total costs of revenues	15,827	12,557	9,508
Gross Profit	22,220	17,463	6,272
Operating expenses:
Intercompany expenses	9,755	22,957	19,754
Research and development	8,965	8,469	6,758
General and administrative	8,977	12,401	13,023
Acquired in-process research and development		6,555	17,828
Loss (gain) on disposal of assets	(2)	65	(1,152)
Foreign exchange loss (gain)	(2,055)	(831)	929
Impairment of intangible assets			1,537
Total operating expenses	25,640	49,616	58,677
Loss from operations	(3,420)	(32,153)	(52,405)
Non-operating income (expense):
Interest income, net	(45)	24	52
Other income	2	472
Share of income (loss) of subsidiaries	(41,933)	(4,178)	2,610
Change in fair value of investments	(8,895)	386	3,206
Impairment loss of long-term investments		(865)
Loss before income tax expense	(54,291)	(36,314)	(46,537)
Net loss	$ (54,291)	$ (36,314)	$ (46,537)